Deferred Tax Assets and Liabilities that Comprise Net Deferred Tax Asset (Liability) (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Deferred tax assets
Deferred income taxes (Current assets)	$ 7,287	¥ 605,884	¥ 632,164
Investments and other assets - other	1,429	118,849	122,617
Deferred tax liabilities
Other current liabilities	(179)	(14,919)	(9,338)
Deferred income taxes (Long-term liabilities)	(9,743)	(810,127)	(813,221)
Net deferred tax asset (liability)	$ (1,206)	¥ (100,313)	¥ (67,778)